Expense Example - Destinations Real Assets Fund	Nov. 13, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,598
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	$ 1,428